Basis of preparation and material accounting policy information (Tables)	12 Months Ended
Dec. 31, 2024
Basis of preparation and accounting policies [abstract]
Reconciliation net result under IFRS-EU and IFRS-IASB

Reconciliation net result under IFRS-EU and IFRS-IASB
in EUR million	2024	2023	2022
In accordance with IFRS-EU (attributable to the shareholders of the parent)	6,392	7,287	3,674
Adjustment of the EU IAS 39 carve-out	-1,528	-4,455	11,856
Tax effect of the adjustment	470	1,308	-3,405
Effect of adjustment after tax	-1,058	-3,147	8,451
In accordance with IFRS-IASB (attributable to the shareholders of the parent)	5,334	4,140	12,126

Reconciliation shareholders' equity under IFRS-EU and IFRS-IASB

Reconciliation shareholders’ equity under IFRS-EU and IFRS-IASB
in EUR million	2024	2023	2022
In accordance with IFRS-EU (attributable to the shareholders of the parent)	50,314	51,240	49,909
Adjustment of the EU IAS 39 carve-out	3,378	4,902	9,357
Tax effect of the adjustment	-989	-1,457	-2,765
Effect of adjustment after tax	2,389	3,444	6,592
In accordance with IFRS-IASB Shareholders’ equity	52,703	54,684	56,500